Annual Total Returns[BarChart] - VictoryShares US Small Cap Volatility Wtd ETF - VictoryShares US Small Cap Volatility Wtd ETF	2016	2017	2018	2019	2020
Total	27.90%	12.10%	(10.47%)	23.53%	10.45%